FINANCIAL RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2022
Financial Instruments [Abstract]
Disclosure of capital structure
The capital structure of the company consists of non-recourse borrowings in subsidiaries of the company, offset by cash and cash equivalents and equity.

(US$ MILLIONS, except as noted)	2022	2021
Non-recourse borrowings in subsidiaries of the company	$12,913	$5,246
Cash and cash equivalents	(736)	(894)
Net debt	12,177	4,352
Total equity	4,071	1,136
Total capital	$16,248	$5,488
Net debt to capital ratio	75%	79%

Disclosure of liquidity management
The following tables detail the contractual maturities for the company’s financial liabilities as at December 31, 2022 and 2021. The tables reflect the undiscounted future cash flows of financial liabilities based on the earliest date on which the company can be required to repay. The tables include both interest and principal cash flows:

	2022
(US$ MILLIONS)	< 1 Year	1-2 Years	2-5 Years	5+ Years	Total contractual cash flows
Non-derivative financial liabilities
Accounts payable and other (1)	$3,311	$275	$389	$1,623	$5,598
Interest-bearing liabilities	1,517	3,887	6,195	6,612	18,211
Lease liabilities	96	79	144	490	809
____________________________________
(1)Excludes decommissioning liabilities, other provisions, post-employment benefits, deferred revenue, liabilities associated with assets held for sale and related party loans and notes payable of $1,841 million.

	2021
(US$ MILLIONS)	< 1 Year	1-2 Years	2-5 Years	5+ Years	Total contractual cash flows
Non-derivative financial liabilities
Accounts payable and other (1)	$3,273	$271	$367	$1,724	$5,635
Interest-bearing liabilities	296	772	4,661	491	6,220
Lease liabilities	71	63	129	540	803
___________________________________
(1)Excludes decommissioning liabilities, other provisions, post-employment benefits, deferred revenue, and related party loans and notes payable of $3,373 million.

Disclosure of increase or decrease in interest rates impact on net income and other comprehensive income (loss)	As at December 31, 2022, a 50 basis points increase or decrease in interest rates would have the following impact on the company’s net income and other comprehensive income (loss) on a pre-tax basis, assuming all other variables were held constant:

	Net income (loss)		Other comprehensive income (loss)
(US$ MILLIONS)	50 bps decrease	50 bps increase	50 bps decrease	50 bps increase
December 31, 2022	$45	$(45)	$(40)	$40

Disclosure of foreign currency exposure
The following tables summarize the company’s currency exposure as at December 31, 2022 and 2021:

	2022
(US$ MILLIONS)	USD	AUD	GBP	CAD	EUR	BRL	Other	Total
Assets
Current assets	$2,463	$930	$379	$88	$324	$390	$306	$4,880
Non-current assets	13,591	4,824	340	61	284	3,219	177	22,496
	$16,054	$5,754	$719	$149	$608	$3,609	$483	$27,376

Liabilities
Current liabilities	$3,512	$981	$770	$81	$155	$364	$122	$5,985
Non-current liabilities	11,724	3,038	92	72	100	2,194	100	17,320
	$15,236	$4,019	$862	$153	$255	$2,558	$222	$23,305

Non-controlling interests	1,798	837	(33)	12	208	757	133	3,712
Net investment attributable to Brookfield Business Partners	$(980)	$898	$(110)	$(16)	$145	$294	$128	$359

	2021
(US$ MILLIONS)	USD	AUD	GBP	CAD	EUR	BRL	Other	Total
Assets
Current assets	$1,438	$1,026	$454	$65	$237	$341	$305	$3,866
Non-current assets	3,322	5,093	384	56	283	2,696	220	12,054
	$4,760	$6,119	$838	$121	$520	$3,037	$525	$15,920

Liabilities
Current liabilities	$3,096	$1,173	$854	$82	$101	$198	$125	$5,629
Non-current liabilities	3,857	3,144	69	10	103	1,833	139	9,155
	$6,953	$4,317	$923	$92	$204	$2,031	$264	$14,784

Non-controlling interests	(262)	878	(13)	14	168	729	138	1,652
Net investment attributable to Brookfield Business Partners	$(1,931)	$924	$(72)	$15	$148	$277	$123	$(516)

Disclosure of sensitivity analysis for foreign currency risk	The following tables summarize the company’s exposures to foreign currencies and the sensitivity of net income and other comprehensive income, on a pre-tax basis, to a 10% change in the exchange rates relative to the U.S. dollar for the years ended December 31, 2022, 2021 and 2020:

	December 31, 2022
	Pre-tax net income (loss)		OCI attributable to Brookfield Business Partners, before taxes
(US$ MILLIONS)	10% decrease	10% increase	10% decrease	10% increase
Australian dollar	$15	$(15)	$(69)	$69
Canadian dollar	(3)	3	2	(2)
Brazilian real	—	—	(29)	29
Euro	12	(12)	(15)	15
Other	5	(5)	(2)	2

	December 31, 2021
	Pre-tax net income (loss)		OCI attributable to Brookfield Business Partners, before taxes
(US$ MILLIONS)	10% decrease	10% increase	10% decrease	10% increase
Australian dollar	$9	$(9)	$(60)	$60
Canadian dollar	(3)	3	(2)	2
Brazilian real	—	—	(28)	28
Euro	11	(11)	(12)	12
Other	4	(4)	12	(12)

	December 31, 2020
	Pre-tax net income (loss)		OCI attributable to Brookfield Business Partners, before taxes
(US$ MILLIONS)	10% decrease	10% increase	10% decrease	10% increase
Australian dollar	$5	$(5)	$(86)	$86
Canadian dollar	1	(1)	(1)	1
Brazilian real	—	—	(30)	30
Euro	3	(3)	(3)	3
Other	2	(2)	(24)	24